8. Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
8. Related Parties

7.  Related Parties

The Company has received advances from related parties and officers of the Company to cover operating expenses.  At September 30, 2017 and December 31, 2016, net amounts due to the related parties were $358,266 and $451,879, respectively. During the nine months ended September 30, 2017 and 2016, the Company has imputed interest on these advances at the rates between 5% and 8% per annum and has recorded interest expense related to these balances in the amount of $11,880 and $3,509, respectively.  Because the related parties do not expect the imputed interest to be repaid, the interest has been recorded as a contribution of capital.

At September 30, 2017 and December 31, 2016 the Company has a note receivable from a related party in the amount of $15,742 and $15,000, respectively, which is due on demand.

8.  Related Parties

During the years ended December 31, 2016 and 2015, the Company received additional short-term advances from related parties and officers of the Company to cover operating expenses.  During 2016 and 2015, net advances to the Company were approximately $369,000 and $345,000, respectively.  During 2016 and 2015, the Company has imputed interest on these sums at the rate of 5% per annum and has recorded interest expense related to these balances in the amount of $9,716 and $33,300, respectively.  Because the related parties do not expect the imputed interest to be repaid, the interest has been recorded as a contribution of capital.

Included in the advances noted above for 2015, is a $100,000 convertible note payable to a related party investor.  The convertible note and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to $2.00.  In addition, the note contained an antidilution feature in which the conversion price could further adjust if the Company sells equity securities at an effective price less than the current conversion price, as defined.   The maturity date of the note was April 2017. The note bore interest at 10%.  The related party converted the note into shares of the Company’s preferred stock in September 2015 (see below).

During the year ended December 31, 2015, the Company recorded the initial derivative liability of $101,605 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of $2.00, stock price on the date of grant of $2.28, expected dividend yield of 0%, expected volatility of 166%, risk free interest rate of 0.50% and expected term of 2 years. Upon initial valuation, the derivative liability exceeded the face value of the convertible note payable by approximately $1,600, which was recorded as a day one loss on derivative liability.  Subsequent remeasurement was based on the following assumptions at September 30, 2015 (date of conversion): an exercise price of $2.00, stock price on the valuation date of $2.05, expected dividend yield of 0%, expected volatility of 176%, risk free interest rate of 0.50% and expected term of .50 years. Upon conversion, the Company reclassified approximately $73,000 to additional paid-in capital.

During the year ended December 31, 2015, the Company issued 428,585 shares of preferred stock in connection with the conversion of approximately $857,170 of amounts due (including the amount noted directly above).  The preferred shares contained a ratchet provision that if the Company’s share price dropped below $2 per share between October 2015 – December 2015, then additional shares will be issued to the holders, as defined.  In accordance with such provision, the Company issued an additional 303,433 shares, which were valued at approximately $250,000 and recorded as interest expense.  The Company recorded the provision as a derivative liability with an initial value of $47,000, a change in fair value during the period it existed (October 2015 – December 2015) of $205,000 and reclassified the fair value at expiration of $252,000 to additional paid in capital.

The Company used a discounted cash flow analysis based on a lack of historical earnings.  Such forecast was developed based on the Company’s best estimates of future cash flows, including, among others, average gross margin of approximately 32% and an average net income of approximately 4.6% of revenues.  As the Company operates in a developing market, such assumptions are based on significant subjectivity.

The Company also has a $15,000 note receivable from a related party, which is due on demand.